IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 404,587	$ 397,261
Encumbered liquid assets	184,790	183,462
Unencumbered liquid assets	219,797	213,799
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	43,350	56,997
Encumbered liquid assets	261	252
Unencumbered liquid assets	43,089	56,745
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	224,643	214,459
Encumbered liquid assets	132,147	134,370
Unencumbered liquid assets	92,496	80,089
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	11,038	11,191
Encumbered liquid assets	1,981	1,827
Unencumbered liquid assets	9,057	9,364
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	72,000	60,851
Encumbered liquid assets	28,435	25,133
Unencumbered liquid assets	43,565	35,718
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	37,347	37,064
Encumbered liquid assets	15,230	14,677
Unencumbered liquid assets	22,117	22,387
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	16,209	16,699
Encumbered liquid assets	6,736	7,203
Unencumbered liquid assets	9,473	9,496
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	265,578	262,936
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	43,350	56,997
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	123,208	113,515
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,529	5,681
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	43,969	37,855
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	36,491	36,116
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	13,031	12,772
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	139,009	134,325
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	101,435	100,944
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,509	5,510
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	28,031	22,996
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	856	948
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 3,178	$ 3,927